Income Taxes (Unaudited) (Tables)	3 Months Ended
Mar. 31, 2016
Income Tax Disclosure [Abstract]
Geographic Sources of Provision for Income Taxes
Geographic sources of FCX's (provision for) benefit from income taxes follow (in millions):

	Three Months Ended
	March 31,
	2016	2015
U.S. operations	$11	$835
International operations	(88)	(121)
Total	$(77)	$714